Loans Held for Sale, at Fair Value - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Loans held for sale, at fair value pledged as collateral for financing lines of credit	$ 186.0	$ 144.2